Operating leases right-of-use assets (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Schedule of Lease Cost	The components of lease cost are as follows:

	Years ended December 31,
	2021	2020
Operating lease cost:
Amortization of right-of-use assets	$3,620	$3,874
Interest	891	813
Total lease cost	$4,511	$4,687

Schedule of Maturities of Lease Liabilities	The maturities of lease liabilities as of December 31, 2021 are as follows:

2022	$4,190
2023	3,499
2024	3,088
2025	2,549
2026	2,048
Thereafter	17,449
Total undiscounted cash flows	32,823
Less: imputed interest	(4,271)
Present value of operating lease liabilities	28,552
Less: current portion	(4,190)
Long term operating lease liabilities	$24,362